Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets consist of the following (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$32,985	$31,826
Section 174 capitalized expense	6,812	—
Research and development credits	3,775	2,392
Lease liabilities	1,096	1,521
Accrual and reserves	739	590
Employee retention credits	271	284
Stock-based compensation	201	129
Capitalized intangible costs	176	122
Fixed assets	66	—
Other	3	3

Gross deferred tax assets	46,124	36,867
Less: valuation allowance	(45,343)	(35,665)

Deferred tax assets, net of valuation allowance	781	1,202
Deferred tax liabilities:
Right-of-use assets	(686)	(962)
Fixed assets	—	(101)
Other	(95)	(139)

Gross deferred tax liabilities	(781)	(1,202)

Total net deferred tax assets	$—	$—

Summary of Unrecognized Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits is as follows (in thousands):

	December 31,
	2022	2021
Balance at beginning of the year	$974	$921
Additions based on tax positions related to current year	654	480
Reductions based on tax positions of prior year	—	(427)

Balance at end of the year	$1,628	$974

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate
A reconciliation of the statutory U.S. federal tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2022	2021
Statutory rate	21.00%	21.00%
State tax	2.12	(2.78)
Tax credits	1.72	1.70
Stock-based compensation	(2.26)	—
Change in valuation allowance	(26.88)	(16.92)
NOL and tax credits limited under 382	—	(2)
Gain on warrant liabilities	4.60	—
Other	(0.30)	(0.57)

Total	0.00%	0.00%